Earnings/(Loss) Per Common Share	6 Months Ended
Jun. 30, 2025
Earnings/(Loss) Per Common Share [Abstract]
Earnings/(Loss) Per Common Share
13.	Earnings/(Loss) Per Common Share:

The computation of (loss)/earnings per share is based on the weighted average number of common shares outstanding during that period.

The Company calculates (loss)/earnings per common share by dividing net income available to common shareholders by the weighted average number of common shares outstanding during the relevant period.

The Company calculates basic (loss)/earnings per share in conformity with the two-class method required for companies with participating securities. The calculation of basic (loss)/earnings per share does not consider the non-vested shares as outstanding until the time-based vesting restrictions have lapsed.

Diluted (loss)/earnings per common share, if applicable, reflects the potential dilution that could occur if potentially dilutive instruments were exercised, resulting in the issuance of additional shares that would then share in the Company’s net income. For the purpose of calculating diluted (loss)/earnings per common share, the weighted average number of diluted shares outstanding includes (i) the conversion of outstanding Series A Preferred Shares (Note 9) calculated with the “if converted” method by using the average closing market price over the reporting periods and (ii) the incremental shares assumed to be issued, determined under the two-class method weighted for the periods the non-vested shares were outstanding, if the two-class method was more dilutive than the treasury stock method. If there is a loss from continuing operations, diluted earnings per common share (EPS) would be computed in the same manner as basic EPS is computed, even if the entity has net income after adjusting for discontinued operations. Thus, the inclusion of the potential common shares from the conversion of outstanding Series A Preferred Shares and the incremental shares assumed to be issued, determined under the two-class or treasury stock method weighted for the periods the non-vested shares were outstanding, in diluted EPS from continuing operations would have an anti-dilutive effect. Therefore, basic EPS and diluted EPS are the same for continuing operations, discontinued operations and net income. The components of the calculation of basic and diluted (loss)/earnings per common share in each of the periods comprising the accompanying unaudited interim condensed consolidated statements of comprehensive income are as follows:

	Six months ended June 30,	Six months ended June 30,
	2024	2025
Net income and comprehensive income from continuing operations, net of taxes	$3,540,034	$2,911,314
Net income and comprehensive income from discontinued operations, net of taxes	19,714,094	100,766
Net income and comprehensive income	$23,254,128	$3,012,080
Dividend on Series A Preferred Shares	(707,778)	(703,889)
Deemed dividend on Series A Preferred Shares	(1,509,700)	(1,557,952)
Undistributed earnings to non-vested participating securities	(1,533,501)	(54,831)
Net income attributable to common shareholders, basic	$19,503,149	$695,408
Undistributed earnings to non-vested participating securities	—	54,831
Undistributed earnings reallocated to non-vested participating securities	—	(11,584)
Dividend on Series A Preferred Shares	—	703,889
Deemed dividend on Series A Preferred Shares	—	1,557,952
Net income attributable to common shareholders, diluted	$19,503,149	$3,000,496
Weighted average number of common shares outstanding, basic	17,416,746	17,698,383
Effect of dilutive shares	—	71,285,000
Weighted average number of common shares outstanding, diluted	17,416,746	88,983,383
(Loss)/ Earnings per common share, basic, continuing operations	$(0.012)	$0.034
(Loss)/ Earnings per common share, diluted, continuing operations	$(0.012)	$0.033
Earnings per common share, basic, discontinued operations	$1.132	$0.006
Earnings per common share, diluted, discontinued operations	$1.132	$0.001
Earnings per common share, basic, total	$1.120	$0.040
Earnings per common share, diluted, total	$1.120	$0.034